GENERAL (Details Narrative) $ / shares in Units, $ in Thousands														1 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 07, 2025 $ / shares shares	Jul. 03, 2025 USD ($) shares	Jun. 16, 2025 $ / shares shares	Jan. 15, 2025 $ / shares shares	Sep. 16, 2024 USD ($) shares	Sep. 04, 2024 USD ($)	Jul. 19, 2024	Jul. 15, 2024 $ / shares shares	Jun. 27, 2024 USD ($) shares	Apr. 11, 2024 USD ($)	Oct. 03, 2023 $ / shares	Oct. 02, 2023	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 31, 2024	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Mar. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Aug. 26, 2025 shares	Aug. 06, 2025 $ / shares shares	Aug. 01, 2025 USD ($)	Jun. 15, 2025 $ / shares shares	May 06, 2025 shares	Jan. 14, 2025 $ / shares shares	Dec. 31, 2024 € / shares	Sep. 11, 2024 shares	Aug. 24, 2024 USD ($)	Jul. 14, 2024 $ / shares shares	Jul. 10, 2024 shares	Jun. 30, 2024 shares	Jun. 21, 2024 shares	Feb. 01, 2024 shares	Sep. 19, 2023 USD ($)	Mar. 07, 2023 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					793															579											1,818					1,000,000
Par value per share | € / shares																											€ 1
Percentage of interests acquired additional																																					2.00%
Accumulated losses																		$ 106,000,000	$ 82,000,000
Issue of convertible instruments					$ 23,000	$ 1,300,000			$ 119,000						$ 569,000	$ 828		295.5
Short term loan																		2,115,000	$ 1,000,000
Reverse stock split			reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share				75
Ordinary share offering																		6,875,000											$ 1,500,000
Proceeds from issue of ordinary shares										$ 14,723,000								$ 4,219,000		$ 1,979,000
Debt securities																																			$ 21,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	7.0	79,286																			500,000				972,248,000
Reverse stock split	reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
Proceeds from issue of ordinary shares		$ 2,656,000
Debt securities																							$ 13,750,000
Number of outstanding shares | shares	1,000,000																					9,000,000
Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of holding interests																		100.00%	100.00%	100.00%
Top of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	$ 0.000000000000287
Bottom of range [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	0.00000000000041
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional											7.50%
Percentage of holding interests											51.90%
Additional funding agreements [member]
IfrsStatementLineItems [Line Items]
Debt issued																			$ 5,350,000,000
Funding agreements [member]
IfrsStatementLineItems [Line Items]
Secured restructuring of debt																			747,500
Restructuring of debt																			194,500
Issue of convertible instruments																			800,000
Non convertible notes																			500,000
Short term loan																			$ 1,000,000
Lionheart [member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination													97.58%
Remaining funds in trust account													$ 3,061,000
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares											$ 33.12
Percentage of interests acquired additional											7.50%
Percentage of holding interests							52.90%				51.90%	44.40%		52.90%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				33,155,000				44,800,000	11,699,000				1				1,251		472,000									55,789				1,494	117	234		160,227
Share price | $ / shares													$ 10.00
Par value per share | $ / shares			$ 0.000000000000041	$ 4.70250014886352				$ 0.165										$ 0.000000000000287						$ 0.00000000000001		$ 0.165				$ 0.0022
Minimum bid price | $ / shares			$ 1.00	$ 1.00				$ 1.00
Proceeds from issue of ordinary shares																	$ 527,000
Number of outstanding shares | shares			1,000,000	1,163,000				597,000																4,000,000		33,155,000				44,800,000
Ordinary shares [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Par value per share | $ / shares	0.000000000000287																					$ 0.00000000000041
Minimum bid price | $ / shares	$ 1.00
Number of outstanding shares | shares	1,000,000																					9,000,000
Ordinary shares [member] | Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares													$ 10.3624
Ordinary shares [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				1,163,000				597,000
Share price | $ / shares				$ 4.70250014886352				$ 0.165
Ordinary shares [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares				$ 0.165				$ 0.0022
Ordinary shares [member] | Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares													1,000
Share price | $ / shares													$ 10.3624
Par value per share | $ / shares													$ 10.00